Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Intangible Assets
The Company’s intangible assets were as follows, as at:

	January 31, 2025			January 31, 2024
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount

Goodwill	$252.3	$—	$252.3	$252.3	$—	$252.3

Trademarks	138.2	—	138.2	164.6	—	164.6

Software and licenses	344.2	174.5	169.7	322.9	149.3	173.6

Patents	45.7	12.1	33.6	48.3	8.1	40.2

Dealer networks	51.2	51.2	—	115.8	92.8	23.0

Customer relationships	37.3	27.3	10.0	36.5	25.1	11.4

Total	$868.9	$265.1	$603.8	$940.4	$275.3	$665.1

Summary of Changes in Company's Intangible Assets
The following table explains the changes in intangible assets during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions [a]	Depreciation [b]	Impairment [c]	Assets held for sale (Note 30)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2025
Goodwill	$252.3	$—	$—	$—	$—	$—	$252.3
Trademarks	164.6	—	—	(8.9)	(18.6)	1.1	138.2
Software and licenses	173.6	28.2	(31.8)	(2.0)	—	1.7	169.7
Patents	40.2	—	(4.4)	—	—	(2.2)	33.6
Dealer networks	23.0	—	(1.7)	(3.8)	(18.3)	0.8	—
Customer relationships	11.4	—	(1.3)	—	—	(0.1)	10.0
Total	$665.1	$28.2	$(39.2)	$(14.7)	$(36.9)	$1.3	$603.8
[a]
Government assistance of $1.6 million has been recorded against the additions.
[b]
An amount of $8.5 million is included in cost of sales.
[c]
Impairment charge of $1.9 million is related to unutilized assets (Note 23) and an impairment of $12.8 million is related to Marine businesses assets held for sale (Note 30).
The following table explains the changes in intangible assets during the year ended January 31, 2024:

	Carrying amount as at January 31, 2023	Additions [a]	Depreciation [b]	Impairment (Note 30)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2024
Goodwill	$252.3	$—	$—	$—	$—	$252.3
Trademarks	216.3	—	—	(50.9)	(0.8)	164.6
Software and licenses	164.9	37.4	(28.4)	(0.3)	—	173.6
Patents	45.0	—	(4.3)	—	(0.5)	40.2
Dealer networks	50.2	—	(6.8)	(19.3)	(1.1)	23.0
Customer relationships	12.6	—	(1.3)	—	0.1	11.4
Total	$741.3	$37.4	$(40.8)	$(70.5)	$(2.3)	$665.1
[a]
Government assistance of nil has been recorded against the additions.
[b]
An amount of $12.2 million included in cost of sales.

Schedule of Goodwill And Trademarks Acquired During Business Combination Explanatory
Goodwill and trademarks acquired during these business combinations have been allocated to the Company’s CGU or group of CGUs as follows:

	January 31, 2025	January 31, 2024

Powersports - Goodwill	$179.6	$179.6
Pinion - Goodwill	72.7	72.7
Ski-Doo - Indefinite life intangible assets	63.6	63.6
Sea-Doo - Indefinite life intangible assets	59.1	59.1
Pinion - Indefinite life intangible assets	15.5	15.5